Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	ATM Facility	Share capital	Share capital ATM Facility	Share premium	Share premium ATM Facility	Other reserves	Treasury shares	Treasury shares ATM Facility	Cumulative translation adjustment	Accumulated losses
Equity, beginning balance at Dec. 31, 2019	$ 111,156		$ 4,361		$ 549,922		$ 5,473	$ (100)		$ 69	$ (448,569)
Total comprehensive loss	(246,419)						(305)			176	(246,290)
Net loss	(246,290)										(246,290)
Other comprehensive loss	(129)						(305)			176
Translation adjustment	176									176
Remeasurements of defined benefit plan	(305)						(305)
Total transactions with owners	470,768		1,953		431,134		37,585	96
Shares surrendered to redeem share purchase plan promissory notes	0				11,208			(11,208)
Issuance of shares through capitalization of reserves	0		393		(393)
Issuance of shares to be held as treasury shares	0		34					(34)
Grant of shares to settle 2014 incentive plan awards	0				(29)			29
Issuance of shares at initial public offering	232,668		1,007		231,661
Sale of shares under greenshoe option	34,900				23,591			11,309
Transaction costs, initial public offering and greenshoe option	(23,355)				(23,355)
Issuance of shares at follow-on offering	204,000		519		203,481
Transaction costs, follow-on offering	(15,084)				(15,084)
Exercise of options	54				54
Share-based compensation expense	37,585						37,585
Equity, ending balance at Dec. 31, 2020	335,505		6,314		981,056		42,753	(4)		245	(694,859)
Total comprehensive loss	(230,675)						(587)			(62)	(230,026)
Net loss	(230,026)										(230,026)
Other comprehensive loss	(649)						(587)			(62)
Translation adjustment	(62)									(62)
Remeasurements of defined benefit plan	(587)						(587)
Total transactions with owners	61,258		131		771		60,480	(124)
Issuance of shares to be held as treasury shares	0		131					(131)
Exercise of options	778				771			7
Share-based compensation expense	60,480						60,480
Equity, ending balance at Dec. 31, 2021	166,088		6,445		981,827		102,646	(128)		183	(924,885)
Total comprehensive loss	(152,624)						3,715			(539)	(155,800)
Net loss	(155,800)										(155,800)
Other comprehensive loss	3,176						3,715			(539)
Translation adjustment	(539)									(539)
Remeasurements of defined benefit plan	3,715						3,715
Total transactions with owners	75,263		867		25,625		49,322	(551)
Share issue related cost	(31)
Issuance of shares to be held as treasury shares	0	$ (23)	254	$ 613		$ (23)		(254)	$ (613)
Exercise of options	0				(62)			62
Share-based compensation expense	49,322						49,322
Equity, ending balance at Dec. 31, 2022	88,727		$ 7,312		1,007,452		$ 155,683	(679)		$ (356)	$ (1,080,685)
Issue Of Equity Through Exchange Agreement	19,834				19,640			194
Issue Of Equity Through Purchase Agreement	$ 6,130				$ 6,070			$ 60